Interest Expense	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Interest Expense

(19) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2015, 2014 and 2013:

	December 31,2015		December 31,2014	December 31,2013
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	2,059
Interest cost charged to expense	8,333	1,286	12,486	10,094
	8,333	1,286	12,486	12,153

Interest expense in 2015 was lower than that in 2014, which was mainly due to lower interest rate.